LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 74.6%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc.	78,590	$3,050,078

Entertainment - 1.4%
Activision Blizzard Inc.	44,500	3,393,125

TOTAL COMMUNICATION SERVICES		6,443,203

CONSUMER STAPLES - 4.2%
Beverages - 2.3%
Coca-Cola Co.	94,010	5,594,535	(a)

Household Products - 1.9%
Kimberly-Clark Corp.	16,030	2,004,551	(a)
Procter & Gamble Co.	19,860	2,731,942	(a)

Total Household Products		4,736,493

TOTAL CONSUMER STAPLES		10,331,028

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
ConocoPhillips	14,100	1,457,235
DT Midstream Inc.	51,700	2,595,340
Enbridge Inc.	41,960	1,574,339
Williams Cos. Inc.	96,740	2,911,874	(a)

TOTAL ENERGY		8,538,788

FINANCIALS - 15.1%
Banks - 3.4%
Bank of America Corp.	92,470	3,171,721
JPMorgan Chase & Co.	36,280	5,200,738

Total Banks		8,372,459

Capital Markets - 7.5%
Blackstone Inc.	116,810	10,606,348	(a)
Blue Owl Capital Inc.	309,400	3,817,996
CME Group Inc.	6,680	1,238,205
Intercontinental Exchange Inc.	9,930	1,010,874
Trinity Capital Inc.	148,300	1,979,805

Total Capital Markets		18,653,228

Diversified Financial Services - 0.6%
Apollo Global Management Inc.	22,810	1,617,229	(a)

Insurance - 2.1%
Assurant Inc.	20,847	2,655,699
Chubb Ltd.	11,990	2,530,130

Total Insurance		5,185,829

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	1

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
AGNC Investment Corp.	334,500	$3,636,015

TOTAL FINANCIALS		37,464,760

HEALTH CARE - 8.7%
Biotechnology - 0.5%
Amgen Inc.	5,190	1,202,316

Life Sciences Tools & Services - 1.8%
Danaher Corp.	17,730	4,388,707

Pharmaceuticals - 6.4%
Johnson & Johnson	13,880	2,127,249	(a)
Merck & Co. Inc.	64,600	6,863,104	(a)
Pfizer Inc.	171,108	6,941,851

Total Pharmaceuticals		15,932,204

TOTAL HEALTH CARE		21,523,227

INDUSTRIALS - 9.4%
Aerospace & Defense - 4.4%
L3Harris Technologies Inc.	7,200	1,520,568
Lockheed Martin Corp.	9,878	4,684,740	(a)
Raytheon Technologies Corp.	47,010	4,611,211	(a)

Total Aerospace & Defense		10,816,519

Air Freight & Logistics - 0.9%
United Parcel Service Inc., Class B Shares	12,060	2,200,829	(a)

Electrical Equipment - 0.7%
Emerson Electric Co.	20,720	1,713,751	(a)

Machinery - 2.8%
Otis Worldwide Corp.	66,410	5,619,614	(a)
Stanley Black & Decker Inc.	17,230	1,475,061

Total Machinery		7,094,675

Road & Rail - 0.6%
Union Pacific Corp.	7,300	1,513,144

TOTAL INDUSTRIALS		23,338,918

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.4%
Cisco Systems Inc.	71,800	3,476,556

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	11,850	1,508,742

IT Services - 0.3%
Paychex Inc.	5,570	614,928	(a)

See Notes to Schedule of Investments.

2	LMP Capital and Income Fund Inc. 2023 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.6%
Broadcom Inc.	17,867	$10,618,179
NXP Semiconductors NV	9,440	1,684,851
QUALCOMM Inc.	36,740	4,538,492	(a)
Texas Instruments Inc.	11,290	1,935,671	(a)

Total Semiconductors & Semiconductor Equipment		18,777,193

Software - 6.1%
Microsoft Corp.	47,330	11,805,049	(a)
Oracle Corp.	37,690	3,294,106	(a)

Total Software		15,099,155

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	65,530	9,659,777	(a)

TOTAL INFORMATION TECHNOLOGY		49,136,351

MATERIALS - 1.7%
Chemicals - 1.7%
Air Products & Chemicals Inc.	5,960	1,704,441
Huntsman Corp.	83,450	2,448,423	(a)

TOTAL MATERIALS		4,152,864

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities Inc.	15,770	2,362,030	(a)
American Tower Corp.	7,190	1,423,692	(a)
Crown Castle Inc.	4,880	638,060
Equinix Inc.	3,210	2,209,347	(a)
Equity LifeStyle Properties Inc.	13,630	933,791
Gaming and Leisure Properties Inc.	58,177	3,134,577	(a)
Global Medical REIT Inc.	72,500	729,350
Prologis Inc.	9,500	1,172,300	(a)
SBA Communications Corp.	6,260	1,623,531

TOTAL REAL ESTATE		14,226,678

UTILITIES - 3.7%
Electric Utilities - 1.0%
NextEra Energy Inc.	15,480	1,099,545
PPL Corp.	50,700	1,372,449

Total Electric Utilities		2,471,994

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	3

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 2.7%
CenterPoint Energy Inc.		66,990	$1,863,662
DTE Energy Co.		27,925	3,063,651
Sempra Energy		12,480	1,871,501	(a)

Total Multi-Utilities			6,798,814

TOTAL UTILITIES			9,270,808

TOTAL COMMON STOCKS (Cost - $122,407,233)			184,426,625

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 31.4%
Diversified Energy Infrastructure - 14.6%
Energy Transfer LP		1,323,480	16,755,257	(a)
Enterprise Products Partners LP		503,280	12,848,739	(a)
Plains GP Holdings LP, Class A Shares		463,340	6,445,059	*

Total Diversified Energy Infrastructure			36,049,055

Global Infrastructure - 1.2%
Brookfield Renewable Partners LP		113,805	2,975,027

Liquids Transportation & Storage - 4.3%
Magellan Midstream Partners LP		202,280	10,753,205	(a)

Oil/Refined Products - 7.0%
CrossAmerica Partners LP		151,970	3,261,276	(a)
MPLX LP		188,500	6,527,755	(a)
Sunoco LP		165,300	7,517,844	(a)

Total Oil/Refined Products			17,306,875

Petrochemicals - 2.2%
Westlake Chemical Partners LP		239,536	5,494,956	(a)

Power Generation - 0.9%
NextEra Energy Partners LP		32,120	2,128,271

Propane - 1.2%
Suburban Propane Partners LP		200,000	3,046,000	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $39,719,195)			77,753,389

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 8.1%
COMMUNICATION SERVICES - 2.4%
Media - 0.8%
Paramount Global, Non Voting Shares	5.750%	67,964	2,118,438

Wireless Telecommunication Services - 1.6%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,336	3,876,443

TOTAL COMMUNICATION SERVICES			5,994,881

See Notes to Schedule of Investments.

4	LMP Capital and Income Fund Inc. 2023 Quarterly Report

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 1.4%
Aptiv PLC, Non Voting Shares	5.500%		26,340	$3,361,511

FINANCIALS - 2.2%
Capital Markets - 2.2%
KKR & Co. Inc., Non Voting Shares	6.000%		80,500	5,394,305

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp., Non Voting Shares	5.500%		2,819	320,718

UTILITIES - 2.0%
Electric Utilities - 1.6%
NextEra Energy Inc.	6.219%		84,050	3,922,613

Gas Utilities - 0.4%
Spire Inc.	7.500%		23,100	1,150,611

TOTAL UTILITIES				5,073,224

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $21,655,151)				20,144,639

INVESTMENTS IN UNDERLYING FUNDS - 1.6%
Ares Capital Corp.			119,190	2,307,518	(a)(b)
Barings BDC Inc.			180,850	1,567,970	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $3,871,995)				3,875,488

		MATURITY	FACE
	RATE	DATE	AMOUNT
CONVERTIBLE BONDS & NOTES - 1.4%
INDUSTRIALS - 1.4%
Airlines - 1.4%
American Airlines Group Inc., Senior Notes (Cost - $2,973,588)	6.500%	7/1/25	$2,859,000	3,460,819

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $190,627,162)				289,660,960

			SHARES
SHORT-TERM INVESTMENTS - 7.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $18,329,293)	4.412%		18,329,293	18,329,293	(c)

TOTAL INVESTMENTS - 124.5% (Cost - $208,956,455)				307,990,253
Liabilities in Excess of Other Assets - (24.5)%				(60,581,538)

TOTAL NET ASSETS - 100.0%				$247,408,715

See Notes to Schedule of Investments.

LMP Capital and Income Fund Inc. 2023 Quarterly Report	5

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is a business development company.

(c)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	LMP Capital and Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

Under normal market conditions, the Fund seeks to maximize total return by investing at least 80% of its Managed Assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed income securities depending on ClearBridge’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

7

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

8

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$184,426,625	—	—	$184,426,625
Master Limited Partnerships	77,753,389	—	—	77,753,389
Convertible Preferred Stocks:
Communication Services	2,118,438	$3,876,443	—	5,994,881
Other Convertible Preferred Stocks	14,149,758	—	—	14,149,758
Investments in Underlying Funds	3,875,488	—	—	3,875,488
Convertible Bonds & Notes	—	3,460,819	—	3,460,819
Total Long-Term Investments	282,323,698	7,337,262	—	289,660,960

Short-Term Investments†	18,329,293	—	—	18,329,293

Total Investments	$300,652,991	$7,337,262	—	$307,990,253

†	See Schedule of Investments for additional detailed categorizations.

9